CHANGES IN OPERATING ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2015
CHANGES IN OPERATING ASSETS AND LIABILITIES
Schedule of changes in operating assets and liabilities

Year ended December 31,	2015	2014	2013
(millions of Canadian dollars)
Accounts receivable and other	684	(91)	(789)
Accounts receivable from affiliates	82	(176)	(53)
Inventory	(315)	(186)	(315)
Deferred amounts and other assets	364	(431)	(25)
Accounts payable and other	(1,454)	(829)	832
Accounts payable to affiliates	(26)	34	46
Interest payable	31	24	25
Other long-term liabilities	(52)	(66)	(130)
	(686)	(1,721)	(409)